CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Network [Member] USD ($)	Dec. 31, 2012 Network [Member] CNY	Dec. 31, 2011 Network [Member] CNY	Dec. 31, 2010 Network [Member] CNY	Dec. 31, 2012 Hospital - medicine income/cost [Member] USD ($)	Dec. 31, 2012 Hospital - medicine income/cost [Member] CNY	Dec. 31, 2011 Hospital - medicine income/cost [Member] CNY	Dec. 31, 2010 Hospital - medicine income/cost [Member] CNY	Dec. 31, 2012 Hospital - medical service income/cost [Member] USD ($)	Dec. 31, 2012 Hospital - medical service income/cost [Member] CNY	Dec. 31, 2011 Hospital - medical service income/cost [Member] CNY	Dec. 31, 2010 Hospital - medical service income/cost [Member] CNY
Revenues, net of business tax, value-added tax and related surcharges :
Total net revenues	$ 106,314	662,349	450,125	389,524	$ 74,644	465,040	450,125	389,524	$ 14,416	89,813			$ 17,245	107,496
Cost of revenues:
Total cost of revenues	(54,125)	(337,204)	(159,416)	(122,700)	(27,272)	(169,905)	(159,416)	(122,700)	(12,293)	(76,590)			(14,560)	(90,709)
Gross profit	52,189	325,145	290,709	266,824
Operating expenses:
Selling expenses	(8,653)	(53,911)	(37,453)	(17,150)
General and administrative expenses	(11,517)	(71,754)	(80,628)	(66,789)
Asset impairment	(539)	(3,360)	(333,934)	(3,219)
Other operating income	1,675	10,433
Total operating expenses	(19,034)	(118,592)	(452,015)	(87,158)
Operating income (loss)	33,155	206,553	(161,306)	179,666
Interest expense	(2,609)	(16,255)	(6,454)	(7,448)
Foreign exchange losses, net	(16)	(101)	(10,975)	(5,436)
Gain (loss) from disposal of property, plant and equipment	(172)	(1,072)		543
Interest income	946	5,895	13,357	7,865
Share of net profit of equity investees	287	1,790
Other (expense) income, net	(23)	(144)	346	(399)
Income (loss) before income taxes	31,568	196,666	(165,032)	174,791
Income tax expenses	(9,982)	(62,186)	(46,320)	(43,873)
Net income (loss)	21,586	134,480	(211,352)	130,918
Net income attributable to non-controlling interests	586	3,649	3,651	1,518
Net income (loss) attributable to Concord Medical Services Holdings Limited?s shareholders	21,000	130,831	(215,003)	129,400
Earnings (loss) per share
Basic/Diluted	$ 0.15	0.95	(1.51)	0.89
Weighted average number of ordinary shares outstanding:
Basic/Diluted	138,211,177	138,211,177	142,251,454	146,040,594
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	102	640	(2,760)	(10,848)
Total other comprehensive (loss) income	102	640	(2,760)	(10,848)
Comprehensive income (loss)	21,688	135,120	(214,112)	120,070
Comprehensive income attributable to noncontrolling interests	586	3,649	3,651	1,518
Comprehensive (loss) income attributable to Concord Medical Services Holdings Limited?s shareholders	$ 21,102	131,471	(217,763)	118,552